CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities:
Net loss	¥ (690,967)	¥ (588,375)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	251,892	196,102
Gain on sale of shares of wholly owned subsidiary	(2,650)
Gains from sale of directly-owned salons	(174,564)	(380,901)
Provision for credit losses	(43,643)	(5,445)
Losses on disposal of property and equipment, net, other intangible assets, net and goodwill		4,667
Impairment loss on long-lived assets	84,589
Other non-cash losses - net	(717)	(2,078)
Changes in operating assets and liabilities:
Accounts receivable-trade	13,244	295,113
Accounts receivable-other	184,231	69,590
Inventories	20,909	(20,225)
Prepaid expenses and other current assets	(118,699)	24,516
Lease and guarantee deposits	12,649	39,044
Accounts payable	(135,729)	(13,261)
Accrued expenses	135,871	(279,847)
Accrued income taxes	(18,094)	(10,072)
Contract liability	(47,102)	(56,506)
Advances received	(35,608)	(174,630)
Other current liabilities	212,277	124,397
Deposit received	(15,977)	(11,687)
Other assets and other liabilities - net	16,176	3,878
Net cash used in operating activities	(351,912)	(785,720)
Cash flows from investing activities:
Purchases of time deposits		(5,656)
Proceeds from maturities of time deposits		26,004
Acquisition of property and equipment	(16,484)	(18,695)
Acquisition of intangible assets	(43,488)	(16,105)
Acquisition of store operating rights	(184,188)	(141,927)
Proceeds from sale of salons	205,980	917,941
Payment received on long-term accounts receivable-other		1,670
Net cash provided by (used in) investing activities	(38,180)	763,232
Cash flows from financing activities:
Proceeds from issuance of common stock		8,101
Proceeds from short-term borrowings	646,668	300,000
Repayment of short-term borrowings	(516,666)	(200,000)
Repayment of long-term borrowings	(36,646)	(47,312)
Net cash provided by financing activities	93,356	60,789
Net (decrease) increase in cash and cash equivalents	(296,736)	38,301
Cash and cash equivalents at beginning of period	329,399	106,347	¥ 106,347
Cash and cash equivalents at end of period	32,663	144,648	¥ 329,399
Cash paid during the period for:
Interest	8,355	19,737
Income taxes	17,914	13,009
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for lease liabilities	335,425	271,225
Purchases of property and equipment included in accrued expenses	12,304	14,589
Purchases of intangible assets included in accrued expenses	12,000	2,300
Purchases of store operating rights in accrued expenses	621,293	¥ 22,800
Sales of salons included in accounts receivable-trade	144,735
Acquisition of store operating rights through offsetting of accounts payable and accounts receivable-trade	¥ 1,445,576